First Data Corporation Stockholder's Equity and Redeemable Noncontrolling Interest - Schedule of Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Unrealized gains (losses) on securities
Beginning Balance		$ 2	$ 1	$ 1
Pretax Gain (Loss) Amount		(7)	2	0
Tax (Benefit) Expense		0	1	0
Net-of-Tax Amount		(7)	1	0
Ending Balance		(5)	2	1
Unrealized gains (losses) on hedging activities
Beginning Balance			0	(72)
Pretax Gain (Loss) Amount				115
Tax (Benefit) Expense				43
Net-of-Tax Amount		0	0	72
Ending Balance				0
Foreign currency translation adjustment
Beginning Balance	[1]	(504)	(426)	(439)
Pretax Gain (Loss) Amount	[1]	(298)	(103)	29
Tax (Benefit) Expense	[1]	(1)	(25)	16
Net-of-Tax Amount	[1]	(297)	(78)	13
Ending Balance	[1]	(801)	(504)	(426)
Pension liability adjustments
Beginning Balance		(87)	(127)	(88)
Pretax Gain (Loss) Amount		(35)	64	(62)
Tax (Benefit) Expense		1	24	(23)
Net-of-Tax Amount		(36)	40	(39)
Ending Balance		(123)	(87)	(127)
Other comprehensive income
Accumulated loss included in other comprehensive income (loss) at beginning of the period		(589)	(552)	(598)
Pretax Gain (Loss) Amount		(340)	(37)	82
Tax (Benefit) Expense		0	0	36
Net-of-Tax Amount		(340)	(37)	46
Accumulated gain (loss) included in other comprehensive income (loss) at end of the period		$ (929)	$ (589)	$ (552)

[1]	Net-of-tax Foreign currency translation adjustment for the years ended December 31, 2014, 2013, and 2012 is different than the amount presented on the consolidated statements of comprehensive income (loss) by $(11) million, $1 million, and $3 million, respectively, due to the foreign currency translation adjustment related to noncontrolling interests not included above.